Accounts Payable (Tables)	6 Months Ended
Jun. 30, 2018
Accounts Payable
Schedule of accounts payable

	June 30, 2018	December 31, 2017

	(in US$'000)
Accounts payable—third parties	13,430	17,095
Accounts payable—non-controlling shareholders of subsidiaries (Note 18 (iv))	5,878	7,250
Accounts payable—related party (Note 18 (ii))	—	20

	19,308	24,365